Costs and Operating Expenses	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Costs and Operating Expenses
6.
Costs and operating expenses

	2021	2022	2023

COSTS AND OPERATING EXPENSES	(356,020)	(550,018)	(891,486)
Interest expenses	(171,491)	(278,676)	(478,010)
Transaction expenses	(16,542)	(22,188)	(27,470)
Cost of goods and services	(56,829)	(82,747)	(166,356)
Technology & product development	(44,388)	(60,807)	(88,657)
Sales & marketing	(8,702)	(25,618)	(21,891)
General & administrative expenses	(23,685)	(24,772)	(29,468)
Provision expenses (see Note 1,7)	(34,383)	(55,210)	(79,634)

Interest expenses include interest expenses on customer accounts, mandatory insurance of retail deposits and interest expenses on debt securities, including subordinated debt.

Transaction expenses are mainly composed of the costs associated with accepting, processing and otherwise enabling payment transactions. Those costs include fees paid to payment processors, payment networks and various service providers.

Cost of goods and services include costs incurred to operate retail network, 24-hour call support and communication with customers, product packaging and delivery, and other expenses which can be attributed to the Group’s operating activities related to the provision of the products and services. It also includes the price paid by us for consumer products, the subsequent sale of which generates Retail revenue.

Technology & product development consist of staff and contractor costs that are incurred in connection with the research and development of new and maintenance of existing products and services, development, design, data science and maintenance of our products and services, and infrastructure costs. Infrastructure costs include depreciation of servers, networking equipment, data center, kartomats, postomats and payment equipment, rent, utilities, and other expenses necessary to support our technologies and platforms. Collectively, these costs reflect the investments we make in order to offer a wide variety of products and services to our customers. In 2022, it also included also our losses in the amount of KZT 690 million as a result of January events.

Sales & marketing consist primarily of online and offline advertising expenses, promotion expenses, staff costs and other expenses that are incurred directly to attract or retain consumers and merchants. It also includes our charity and sponsorship activities. In 2022, it included also our KZT 10,000 million contribution to the Kazakhstan Halkyna fund.

General & administrative expenses consist primarily of costs incurred to provide support to our business, including legal, human resources, finance, risk, compliance, executive, professional services fees, office facilities and other support functions.

Employee benefits, depreciation and amortization expenses and operating lease expenses are presented as follows:

	2021			2022			2023
	Employee benefits	Depreciation & amortization	Operating lease	Employee benefits	Depreciation & amortization	Operating lease	Employee benefits	Depreciation & amortization	Operating lease
Cost of goods and services	(17,361)	(831)	(1,084)	(20,408)	(1,085)	(1,040)	(23,522)	(237)	(1,268)
Technology & product development	(24,478)	(9,359)	(1,641)	(31,585)	(12,860)	(2,558)	(43,344)	(21,727)	(3,899)
Sales & marketing	(403)	-	-	(1,176)	-	(51)	(2,024)	-	(144)
General & administrative expenses	(16,043)	(1,876)	(2,097)	(15,340)	(2,849)	(2,112)	(17,436)	(3,590)	(471)

Total	(58,285)	(12,066)	(4,822)	(68,509)	(16,794)	(5,761)	(86,326)	(25,554)	(5,782)

Expenses associated with share-based compensation are recognized across the functions in which the compensation recipients are employed.

The following table sets forth an analysis of share-based compensation expense by function for the periods indicated:

	2021	2022	2023

SHARE-BASED COMPENSATION	(20,057)	(19,984)	(20,859)
Cost of goods and services	(1,148)	(1,673)	(1,747)
Technology & product development	(9,020)	(9,137)	(10,410)
Sales & marketing	(27)	(653)	(686)
General & administrative expenses	(9,862)	(8,521)	(8,016)